Supplemental Disclosures of Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Disclosures of Cash Flow Information [Abstract]
Interest paid	$ 102,000,000	$ 82,600,000	$ 83,200,000
Interest capitalized to properties under development	438,000	10,000	5,000
Income taxes paid	871,000	907,000	1,200,000
Non-cash investing and financing activities [Abstract]
Share-based compensation expense	7,900,000	6,200,000	4,700,000
Properties acquired during period with third party mortgage payable	4
Mortgage notes payable to third-party lenders	67,400,000
Net premiums on mortgage notes payable to third-party lenders	820,000
Note receivable assumed in connection with 2011 acquisition	8,800,000
Escrow deposits held for tax-deferred exchanges under Section 1031 of the Code		6,400,000	4,500,000
Receivable for sale of excess land		600,000
Receivable for the sale of investment property		799,000
Tax receivable recorded for future refunds as a result of amended state tax returns			454,000
Tax receivable recorded for future refunds as a result of amended state tax returns by Crest			303,000
Number of land leases with adjustments recorded to estimated legal obligations related to asset retirement obligations	2	2	2
Adjustments to estimated legal obligations related to asset retirement obligations on two land leases	152,000	82,000	(63,000)
Increase In Buildings And Improvements And Accounts Payable	3,700,000	337,000
Loans receivable to fund development of real estate	$ 574,000